SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

SCHEDULE H, LINE 4a—SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

Total that Constitute Nonexempt Prohibited Transactions
TOTAL FULLY
		CONTRIBUTIONS	CONTRIBUTIONS	CORRECTED UNDER
	CONTRIBUTIONS NOT	CORRECTED	PENDING	VFCP AND
	CORRECTED	OUTSIDE VFCP*	CORRECTION IN VFCP*	PTE 2002-51**
Participant Contributions transferred late to the Plan	$—	$15,279	$—	$—

* Voluntary Fiduciary Correction Program

** Prohibited Transaction Exemption 2002-51